Other operating results, net	12 Months Ended
Jun. 30, 2023
Other operating results, net
Other operating results, net

26. Other operating results, net

	06.30.2023	06.30.2022	06.30.2021
Result from purchase / sale of subsidiary and associates	-	-	130
Realization of currency translation adjustment (*)	428	-	-
Donations	(355)	(323)	(485)
Lawsuits and other contingencies	(7,452)	(596)	(309)
Administration fees	107	80	35
Interest and allowances generated by operating credits	661	276	342
Loss from disposal of property, plant and equipment	(684)	-	-
Others	100	694	(17)
Total other operating results, net	(7,195)	131	(304)

(*) Corresponds to the liquidation of Condor, Real Estate Investment Group VII LP and Jiwin S.A.